TRADE AND OTHER RECEIVABLES - Additional Information (Details)	12 Months Ended
Dec. 31, 2018 client
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	268,000
Chile
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	67,000
Brazil
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	86,000
Argentina
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	55,000
Paraguay
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	57,000